Debt, Total Long-Term Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt [Abstract]
Long term debt	$ 263,999	$ 218,500
Less: Deferred finance fees	(3,025)	(1,888)
Total long term debt net of deferred finance fees	260,974	216,612
Presented [Abstract]
Current portion of long-term debt	11,747	11,824
Long term debt	$ 249,227	204,788
New Huarong Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/T Eco Marina Del Ray, M/T Julius Caesar, M/T Legio X Equestris, M/T Eco Oceano CA
Long term debt	$ 200,288	205,460
ABCFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	Hull 25110054, Hull 25110056, Hull 25110058, Hull 25110060
Long term debt	$ 23,052	0
Total long term debt net of deferred finance fees	$ 23,052
CIBFL Facility [Member]
Debt [Abstract]
Vessel(s) financed	Hull 25110055, Hull 25110057, Hull 25110059, Hull 25110061, Hull 25110063
Long term debt	$ 28,815	0
Total long term debt net of deferred finance fees	$ 28,815
HSBC Facility [Member]
Debt [Abstract]
Vessel(s) financed	M/Y Parabellvm
Long term debt	$ 11,844	$ 13,040